TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	$ 1,020,852	$ 893,971
Argentine Peso
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	25,559	7,282
Brazilian Real
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	389,451	352,027
Chilean Peso
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	36,626	53,488
Colombian Peso
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	6,779	5,657
Euro
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	12,506	24,548
US Dollar
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	510,916	429,091
Korean Won
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	6,337	844
Mexican Peso
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	1,536	2,428
Australian Dollar
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	9,808	62
Pound Sterling
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	9,149	13,105
Uruguayan Peso (New)
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	45	860
Swiss Franc
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	2,621	361
Japanese Yen
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	2,802	106
Swedish crown
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	223	490
Other Currencies
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable and non-current accounts receivable [Line Items]
Total	$ 6,494	$ 3,622